EMPLOYEE BENEFIT OBLIGAITONS - Movement in Other Comprehensive Income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial (gain) / loss due to
demographic assumptions	SFr 0.0	SFr (0.1)	SFr (0.6)
financial assumptions	15.5	81.0	(163.9)
experience adjustments	39.9	5.6	11.8
Actuarial (gain) / loss during period	55.4	86.5	(152.6)
Return on defined benefit plan assets (greater)/less than net interest recognised	(48.4)	(18.8)	108.4
Impact of changes in asset ceiling	0.0	(37.3)	33.2
Remeasurement effects recognized in OCI	SFr 7.0	SFr 30.4	SFr (11.0)